JOHN HANCOCK FUNDS II
601 Congress Street
Boston, Massachusetts 02210
July 20, 2012
VIA EDGAR TRANSMISSION
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	John Hancock Funds II (the “Trust”) on behalf of: International Growth Opportunities Fund Fundamental Global Franchise Fund (the “Funds”) File Nos. 333-126293; 811-21779
Ladies and Gentlemen:
On behalf of the Trust, transmitted for filing, pursuant to Rule 497 under the Securities Act of 1933, are exhibits containing interactive data format risk/return summary information for the Funds.
The interactive data files included as exhibits to this filing relate to the prospectuses filed with the Securities and Exchange Commission on June 28, 2012 on behalf of the Funds pursuant to Rule 497(e) (Accession No. 0000950123-12-009614), each of which is incorporated by reference into this Rule 497 Document.
If you have any questions or comments, please call me at (617) 663-2261.
Sincerely,

/s/ Christopher Sechler Christopher Sechler
Assistant Secretary